PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Deferred Employee Benefits - Narrative (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended	84 Months Ended
	Feb. 28, 2016	Dec. 31, 2015	Sep. 30, 2014	Dec. 31, 2022	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Deferred employee benefits				$ 2,606	$ 2,741
Belgium
Disclosure of defined benefit plans [line items]
Rates of return of insured plans on employer contributions (in percent)		3.25%
Rates of return of insured plans on employee contributions (in percent)		3.75%
Minimum guaranteed rate of return of insured plans (in percent)				1.75%
Collective labor agreement | Canada
Disclosure of defined benefit plans [line items]
Term of collective labor agreement	6 years		6 years
Fully funded pension plans | Canada | ArcelorMittal Dofasco G.P.
Disclosure of defined benefit plans [line items]
Deferred employee benefits					352
Fully funded pension plans | Canada | ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure Canada G.P. ("AMMC")
Disclosure of defined benefit plans [line items]
Deferred employee benefits					$ 100
Fully funded pension plans | Canada | ArcelorMittal Long Products Canada G.P.
Disclosure of defined benefit plans [line items]
Deferred employee benefits				$ 278